Debt	1 Months Ended
Jun. 30, 2018
Successor [Member]
Debt

9. Debt

Short-term debt

The Company’s short-term debt obligations consist of the following (in thousands):

	Successor June 30, 2018	Predecessor December 31, 2017

Hana Loan	$50,000	$-
APICORP Loan	50,000	-
Less: unamortized Hana Loan origination fee	(420)	-
Fair value of embedded derivative	(418)	-
Other short-term borrowings	19,249	8,773
Short-term debt, net unamortized origination fee and excluding current installments	$118,411	$8,773

Successor

Hana Loan agreement

In connection with the Business Combination, on June 5, 2018, NESR entered into the Hana Loan with Hana Investments pursuant to which NESR borrowed $50.0 million on an unsecured basis. The Hana Loan matures on December 17, 2018 and can be prepaid at any time in cash or NESR ordinary shares at a conversion rate of $11.244 per share, at the election of the lender after NESR delivers five business days’ notice of its intent to repay the Hana Loan. The Hana Loan is interest bearing and will accrue interest at the greater of (i) an amount equal to $4.0 million or prorated if the loan is prepaid; and (ii) at a rate per annum equal to one-month ICE LIBOR, adjusted monthly on the first day of each calendar month, plus a margin of 2.25% payable on maturity or prepaid. The interest is payable in NESR ordinary shares or cash at the election of the lender. The loan was subject to an origination fee of $0.6 million payable in NESR ordinary shares at $11.244 per share, which resulted in the issuance of 53,362 shares at closing of the Business Combination. In addition, Hana Investments has the right to convert the principal of the Hana Loan into NESR ordinary shares on or prior to maturity at a conversion rate of $11.244 per share. If as a result of exercising any conversion rights in the Hana Loan, Hana Investments’ total share ownership equals or exceeds 20% of the then outstanding NESR shares, then the conversion of any amount into NESR ordinary shares will be contingent upon NESR receiving any required shareholder approval for such issuance of NESR ordinary shares under applicable NASDAQ rules.

Embedded derivative in Hana Loan

The conversion feature in the Hana Loan qualifies as an embedded derivative under ASC Topic 815 Derivatives and Hedging, and is bifurcated at inception from the Hana Loan. The Company estimates the fair value of this embedded conversion feature using the Goldman Sachs convertible note model and the Black Derman Toy model with the following assumptions:

	At June 6, 2018	For the period ended June 30, 2018
Annual Dividend yield	0.0%	0.0%
Expected life (years)	0.53	0.46
Risk-free interest rate	2.1%	2.1%
Expected volatility	46.9%	46.7%

The following table presents the changes in fair value of the embedded conversion feature measured at fair value on a recurring basis for the period ended June 30, 2018 (in thousands):

Balance June 7, 2018	$0
Issuance of embedded conversion feature	418
Change in fair value	62
Balance as of June 30, 2018	$480

The fair value has been recorded as a liability. Accordingly, the change in fair value is recorded in the statement of operations as other income or other expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value will be reclassified to equity.

Long-term debt

The Company’s long-term debt obligations consist of the following (in thousands):

	Successor	Predecessor
	June 30, 2018	December 31, 2017
$150,000 in senior notes under the Murabaha facility, interest at 6 months LIBOR plus 3.25% payable quarterly, principal due on May 28, 2025	$150,000	$150,000
Term Loan Ahli Bank	3,335	-
$60,000 NBO Loan	30,000	-
$20,000 NBO Loan	4,515	-
Less: unamortized debt issuance costs	(592)	(2,976)
Total – loans and borrowings	187,258	147,024
Less: current portion of long term borrowings	16,368
Long-term debt, net unamortized debt issuance costs and excluding current portion	$170,890	$147,024

$150 million Murabaha facility

NPS entered into a syndicated Murabaha facility (the “NPS Murabaha Credit Facility”) for $150.0 million. Murabaha is an Islamic financing structure where a set fee is charged rather than interest. This type of loan is legal in Islamic countries as banks are not authorized to charge interest on loans, therefore banks charge a flat fee for continuing daily operations of the bank in lieu of interest.

The NPS Murabaha Credit Facility is from a syndicate of three commercial banks. The NPS Murabaha Credit Facility is repayable in quarterly installments ranging from $1.1 million to $57.9 million commencing from August 1, 2019, with the last installment due on May 28, 2025. The NPS Murabaha Credit Facility carries a stated interest rate of three months LIBOR plus a fixed profit margin of 3.25% per annum. The NPS Murabaha Credit Facility was partially secured by personal guarantee of one individual shareholder on a pro-rata basis with his shareholding percentage. Letters of awareness were executed by the corporate shareholders as credit support for the NPS Murabaha Credit Facility. Effective upon closing of the Business Combination, NESR executed guarantees of the borrowings outstanding and additional borrowings under the NPS Murabaha Credit Facility.

The NPS Murabaha Credit Facility contains certain covenants, which, among other things, require the maintenance of a total debt-to-total capitalization ratio, restrict certain merger transactions or the sale of all or substantially all of NPS’ assets or a significant subsidiary of NPS and limit the amount of NPS’ subsidiary indebtedness. Upon the occurrence of certain events of default, NPS’ obligations under the NPS Murabaha Credit Facility may be accelerated. Such events of default include payment defaults to lenders under the NPS Murabaha Credit Facility, covenant defaults and other customary defaults. As of June 30, 2018, NPS was in compliance with all of the credit facility’s covenants.

APICORP loan

The Company entered into an additional $50.0 million term facility on February 4, 2018 with Arab Petroleum Investors Corporation (“APICORP”). The loan was repayable by August 1, 2018. The facility carries a stated interest rate of one month LIBOR plus a fixed profit margin of 1.50% per annum or $0.9 million until August 1, 2018. This facility was repaid on July 3, 2018 with the proceeds from a new term loan facility obtained by NPS on that date. Refer to Note 19, Subsequent events, for further discussion.

The facility allows the banks to terminate the loan contract upon a change of control. Prior to the Business Combination, the NPS selling stockholders provided assurances or commitments backing the facility. In connection with the Business Combination, NESR executed guarantees of the facility.

Term loan from Ahli Bank

GES has a term loan of $4.4 million from Ahli Bank. This balance is repayable with nine quarterly installment starting seven months from the first drawdown until December 2019 and carries interest at the rate 3 months / 6 months LIBOR + 4% per annum. $3.3 million of this loan is outstanding at June 30, 2018. This term loan has covenants which include, among others, certain financial ratios to be maintained, including maintaining a minimum debt service coverage ratio of 1.25. Of the outstanding amount of $3.3 million, $1.1 million is included in long term debt and $2.2 million is included as short term.

NBO loans

GES has a bank term loan with National Bank of Oman (“NBO”) in the amount of $60.0 million (“Tranche A”). At June 30, 2018, the outstanding amount on the Tranche A was $29.6 million. Tranche A carries interest at the rate of LIBOR + 3.50% per annum and is repayable with quarterly installments, starting six months from the drawdown in 18 equal installments until July 2020. Of the outstanding amount of $29.6 million, $16.7 million is included in long term debt and $12.9 million is included as short term.

During 2017, a new term loan (“Tranche B”) was availed by GES to the extent of $20.0 million, of which $4.5 million was outstanding at June 30, 2018. Tranche B is repayable in equal quarterly installments starting 18 months from the first drawdown until June 2022. Of the outstanding amount of $4.5 million, $3.4 million is included in long term debt and $1.1 million is included as short term.

Tranche A and Tranche B contain covenants which include, among others, certain financial ratios to be maintained by GES, which include maintaining a minimum debt service coverage ratio of 1.25.

Working capital funded facilities including overdraft, bill discounting and loan against trust receipts facility carry an interest equal to U.S. Dollar LIBOR for the applicable interest period, plus a margin of 3.50% per annum, and the bank overdraft carries an interest rate of LIBOR plus 3.5% subject to a floor level of 5%.

Other debt information

The maturities schedule presented below has been adjusted for the amendment to the facility agreement. Scheduled principal payments of long-term debt for years subsequent to June 30, 2018 are as follows (in thousands):

2018	8,184
2019	18,989
2020	17,557
2021	11,861
2022	17,739
Thereafter	112,928
$187,258